advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of advance billings and customer deposits
Gross contract liabilities	$ 879		$ 791
Reclassification to contract assets of contracts with contract liabilities less than contract assets	(126)		(114)
Reclassification from contract assets of contracts with contract assets less than contract liabilities	(14)		(16)
Contract liabilities	$ 739	$ 679	$ 661